Active/Passive Balanced Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Investment Companies (95.9%)	Shares/ Par +	Value $ (000’s)
Commodities (0.2%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	172,090	4,180

Total		4,180

Domestic Equity (28.4%)
Invesco S&P 500 Equal Weight ETF	179,170	34,386
iShares Core S&P 500 ETF	147,670	96,460
iShares MSCI USA Value Factor ETF	208,670	29,671
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	27,417,078	43,401
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	10,274,618	43,010
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	41,014,085	42,655
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	8,077,053	23,246
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	16,258,407	25,428
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	7,046,554	17,785
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	9,319,267	18,918
Schwab U.S. REIT ETF	1,320,200	28,371
State Street SPDR Dow Jones REIT ETF	279,410	28,212
State Street SPDR Portfolio S&P 400 Mid Cap ETF	1,139,650	67,490
State Street SPDR Portfolio S&P 600 Small Cap ETF	1,034,260	49,975

Total		549,008

Fixed Income (52.8%)
iShares Core U.S. Aggregate Bond ETF	2,671,333	265,183
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	144,729,363	147,045
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	430,456,385	478,667

Investment Companies (95.9%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio £	28,024,560	29,538
State Street SPDR Portfolio Long Term Treasury ETF	3,715,420	97,716

Total		1,018,149

Foreign Equity (14.5%)
Dimensional International Value ETF	296,590	15,654
iShares Core MSCI EAFE ETF	462,400	41,861
iShares MSCI International Quality Factor ETF	541,820	25,048
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	55,729,669	72,393
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	36,325,517	77,773
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	21,706,145	46,495

Total		279,224

Total Investment Companies (Cost: $1,789,735)		1,850,561

Short-Term Investments (3.0%)
Governments (1.9%)
US Treasury Bill
0.000%, 5/28/26	12,900,000	12,826
0.000%, 6/30/26	11,100,000	11,000
US Treasury Note
0.750%, 4/30/26	12,900,000	12,870

Total		36,696

Investment Companies (1.1%)
JPMorgan Ultra-Short Income ETF	394,940	19,988

Total		19,988

Total Short-Term Investments (Cost: $56,744)		56,684

Total Investments (98.9%) (Cost: $1,846,479)@		1,907,245

Other Assets, Less Liabilities (1.1%)		21,832

Net Assets (100.0%)		1,929,077

Active/Passive Balanced Portfolio

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Bloomberg Commodity Index 3 Month Forward	Citibank NA	0.120%	Bloomberg Commodity Index 3 Month Forward	4/26	40,713	$—	$ —

						$—	$ —

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	—	—	—	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.

£	Affiliated Company

@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,846,479 and the net unrealized appreciation of investments based on that cost was $60,766 which is comprised of $141,148 aggregate gross unrealized appreciation and $80,382 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Investment Companies	$1,850,561	$—	$—
Short-Term Investments
Governments	—	36,696	—
Investment Companies	19,988	—	—
Other Financial Instruments^
Total Return Swaps	—	—	—

Total Assets:	$1,870,549	$36,696	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Active/Passive Balanced Portfolio

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended March 31, 2026 are as follows:

Portfolio	Value at 12/31/2025	Purchases	Sales	Value at 3/31/2026	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	Shares at 3/31/2026

	(amount in thousands)

Domestic Equity	$44,135	$–	$1,208	$43,401	$570	$(96)	$–	$–	27,417
Emerging Markets	70,832	–	–	72,393	1,561	–	–	–	55,730
Focused Appreciation	44,254	4,027	–	43,010	(5,271)	–	–	–	10,275
International Equity	77,301	–	–	77,773	472	–	–	–	36,326
International Growth	47,710	–	–	46,495	(1,215)	–	–	–	21,706
Large Cap Blend	46,223	–	–	42,655	(3,568)	–	–	–	41,014
Mid Cap Growth Stock	24,667	–	–	23,246	(1,421)	–	–	–	8,077
Mid Cap Value	24,778	–	–	25,428	650	–	–	–	16,258
Multi-Sector Bond	148,348	–	–	147,045	(1,303)	–	–	–	144,729
Select Bond	493,712	–	15,430	478,667	2,380	(1,995)	–	–	430,456
Short-Term Bond	29,454	–	–	29,538	84	–	–	–	28,025
Small Cap Growth Stock	19,784	–	1,806	17,785	4	(197)	–	–	7,047
Small Cap Value	20,456	–	2,409	18,918	849	22	–	–	9,319

	$1,091,654	$4,027	$20,853	$1,066,354	$(6,208)	$(2,266)	$–	$–	836,379

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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